Document and Entity Information	0 Months Ended
Dec. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2014
Registrant Name	Direxion Shares ETF Trust
Central Index Key	0001424958
Amendment Flag	false
Document Creation Date	Apr. 10, 2015
Document Effective Date	Apr. 12, 2015
Prospectus Date	Apr. 12, 2015
Direxion Daily CSI 300 China A Share Bull 2X Shares | Direxion Daily CSI 300 China A Share Bull 2X Shares
Risk/Return:
Trading Symbol	CHAU
Direxion Daily CSI 300 China A Share Bear 1X Shares | Direxion Daily CSI 300 China A Share Bear 1X Shares
Risk/Return:
Trading Symbol	CHAD